Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Of Financial Instruments Tables
Fair Value of Financial Instruments

	Fair Value Measurements at September 30, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$27,821	$-	$-
Total assets	27,821	-	-
Liabilities
Convertible note payable, net of discounts	-	184,470	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	214,470	-
	$27,821	$(214,470)	$-

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	42,655	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	72,655	-
	$35,414	$(72,655)	$-

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of December 31, 2015 and 2014, respectively:

	Fair Value Measurements at December 31, 2015
	Level 1	Level 2	Level 3
Assets
Cash	$35,414	$-	$-
Total assets	35,414	-	-
Liabilities
Convertible note payable, net of discounts	-	64,606	-
Notes payable, related parties	-	30,000	-
Total liabilities	-	94,606	-
	$35,414	$(94,606)	$-

	Fair Value Measurements at December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$102,599	$-	$-
Total assets	102,599	-	-
Liabilities
Convertible note payable, net of discounts	-	14,879	-
Total liabilities	-	14,879	-
	$102,599	$(14,879)	$-